Discontinued Operations	12 Months Ended
Jan. 01, 2012
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
On May 7, 2012, the Company completed the Spin-off of Fiesta, a wholly owned subsidiary of Carrols which included the Pollo Tropical and Taco Cabana restaurant brands, through the distribution in the form of a pro rata dividend of all of Fiesta's issued and outstanding common stock to Carrols Restaurant Group’s stockholders whereby each stockholder of Carrols Restaurant Group on April 26, 2012 received one share of Fiesta’s common stock for every one share of the Company's common stock held. As a result of the Spin-off, Fiesta is now an independent company whose common stock is traded on The NASDAQ Global Select Market under the symbol “FRGI.”
In connection with the Spin-off, on April 24, 2012, Carrols Restaurant Group and Carrols entered into several agreements with Fiesta that govern the Company’s post Spin-off relationship with Fiesta, including a Separation and Distribution Agreement, Tax Matters Agreement, Employee Matters Agreement and Transition Services Agreement.
As a result of the Spin-off, the consolidated statements of operations and statements of cash flows related to Fiesta's businesses have been presented as discontinued operations for all periods presented. Fiesta's assets and liabilities are included in the consolidated balance sheets presented at January 1, 2012 and January 2, 2011.
The consolidated statements of operations for periods through the completion of the Spin-off included certain general and administrative expenses associated with administrative support to Fiesta for executive management, information systems and certain accounting, legal and other administrative functions, which had previously been allocated to Fiesta. The allocation of certain of these expenses do not qualify for classification within discontinued operations, and therefore are included as general and administrative expenses within continuing operations. In addition, certain expenses directly related to the Spin-off which had previously been allocated to both the Company and Fiesta have been included in discontinued operations.
The following table details Fiesta's revenues and income (loss) from operations which have been reported in discontinued operations:

	January 1, 2012	January 2, 2011	January 3, 2010
Revenues	$474,968	$439,071	$432,120
Income from discontinued operations before income taxes	17,591	15,070	17,435
Provision for income taxes	5,849	4,964	6,674
Net income from discontinued operations	$11,742	$10,106	$10,761